Share-Based Compensation	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
14. SHARE-BASED COMPENSATION
We maintain a long-term incentive plan that makes available shares for grants, at the discretion of the Board of Directors or Compensation Committee of the Board of Directors, to officers, directors, and key employees in the form of stock options, restricted shares, restricted share units, stock appreciation rights and share grants. We satisfy share award incentives through the issuance of new ordinary shares.
Stock options provide the right to purchase our shares at the market price on the date of grant, or for options granted to employees in fiscal 2019 and thereafter, 110% of the market price on the date of grant, subject to the terms of the plan and agreements. Generally, one-fourth of the stock options granted to employees become exercisable for each full year of employment following the grant date. Stock options granted generally expire 10 years after the grant date, or in some cases earlier if the option holder is no longer employed by us. Restricted shares and restricted share units generally cliff vest after a four year period or vest in tranches of one-fourth of the number granted for each year of employment after the grant date. As of March 31, 2020, 3,961,998 shares remained available for grant under the long-term incentive plan.
The fair value of share-based stock option compensation awards was estimated at their grant date using the Black-Scholes-Merton option pricing model. This model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable, characteristics that are not present in our option grants. If the model permitted consideration of the unique characteristics of employee stock options, the resulting estimate of the fair value of the stock options could be different. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in our Consolidated Statements of Income. The expense is classified as cost of goods sold or selling, general and administrative expenses in a manner consistent with the employee’s compensation and benefits.
The following weighted-average assumptions were used for options granted during fiscal 2020, fiscal 2019 and fiscal 2018:

	Fiscal 2020	Fiscal 2019	Fiscal 2018
Risk-free interest rate	2.26%	2.64%	2.01%
Expected life of options	6.2 years	6.2 years	5.7 years
Expected dividend yield of stock	1.22%	1.47%	1.58%
Expected volatility of stock	20.27%	19.91%	22.08%
The risk-free interest rate is based upon the U.S. Treasury yield curve. The expected life of options is reflective of historical experience, vesting schedules and contractual terms. The expected dividend yield of stock represents our best estimate of the expected future dividend yield. The expected volatility of stock is derived by referring to our historical stock prices over a time frame similar to that of the expected life of the grant. An estimated forfeiture rate of 2.77%, 2.37% and 2.25% was applied in fiscal 2020, 2019 and 2018 respectively. This rate is calculated based upon historical activity and represents an estimate of the granted options not expected to vest. If actual forfeitures differ from this calculated rate, we may be required to make additional adjustments to compensation expense in future periods. The assumptions used above are reviewed at the time of each significant option grant, or at least annually.
A summary of share option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2019	2,104,685	$72.82
Granted	345,138	147.22
Exercised	(613,086)	57.29
Forfeited	(40,611)	122.61
Outstanding at March 31, 2020	1,796,126	$91.29	6.8 years	$89,800
Exercisable at March 31, 2020	922,708	$69.52	5.6 years	$65,136
We estimate that 857,860 of the non-vested stock options outstanding at March 31, 2020 will ultimately vest.
The aggregate intrinsic value in the table above represents the total pre-tax difference between the $139.97 closing price of our ordinary shares on March 31, 2020 over the exercise prices of the stock options, multiplied by the number of options outstanding or outstanding and exercisable, as applicable. The aggregate intrinsic value is not recorded for financial accounting purposes and the value changes daily based on the daily changes in the fair market value of our ordinary shares.
The total intrinsic value of stock options exercised during the years ended March 31, 2020, 2019 and 2018 was $57,683, $25,371 and $16,096, respectively. Net cash proceeds from the exercise of stock options were $34,731, $13,308 and $11,093 for the years ended March 31, 2020, 2019 and 2018, respectively. The tax benefit from stock option exercises was $16,440, $8,306 and $6,581 for the years ended March 31, 2020, 2019 and 2018, respectively.
The weighted average grant date fair value of stock option grants was $23.52, $18.12 and $15.51 for the years ended March 31, 2020, 2019 and 2018, respectively.
Stock appreciation rights (“SARS”) carry generally the same terms and vesting requirements as stock options except that they are settled in cash upon exercise and therefore, are classified as liabilities. The fair value of the outstanding SARS as of March 31, 2020, 2019 and 2018 was $544, $889, and $1,437, respectively. The fair value of outstanding SARS is revalued at each reporting date and the related liability and expense are adjusted appropriately.
A summary of the non-vested restricted share activity is presented below:

	Number of Restricted Shares	Number of Restricted Share Units	Weighted-Average Grant Date Fair Value
Non-vested at March 31, 2019	676,373	33,219	$80.86
Granted	156,901	14,553	135.86
Vested	(221,606)	(14,999)	74.63
Forfeited	(35,838)	(1,879)	93.56
Non-vested at March 31, 2020	575,830	30,894	$98.07
Restricted shares granted are valued based on the closing stock price at the grant date. The value of restricted shares and units that vested during fiscal 2020 was $17,657.
As of March 31, 2020, there was a total of $42,056 in unrecognized compensation cost related to non-vested share-based compensation granted under our share-based compensation plans. We expect to recognize the cost over a weighted average period of 2.1 years.